Goodwill (Details Textuals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Goodwill [Line Items]
Acquisitions	$ 39	$ 6,959	$ 0
Goodwill	11,935	11,781	5,047	5,008
Impairments	(65)	0	0
Accumulated impairment loss	65
MetLife Bank [Member]
Goodwill [Line Items]
Impairments	(65)
Alico Transaction [Member]
Goodwill [Line Items]
Acquisitions	39
Goodwill		6,800
Japan [Member]
Goodwill [Line Items]
Goodwill	5,400
Latin America [Member]
Goodwill [Line Items]
Goodwill	501	229
Latin America [Member] | Alico Transaction [Member]
Goodwill [Line Items]
Acquisitions		312
Asia [Member]
Goodwill [Line Items]
Goodwill	5,533	72
Asia [Member] | Alico Transaction [Member]
Goodwill [Line Items]
Acquisitions		5,200
Europe, the Middle East and Africa [Member]
Goodwill [Line Items]
Goodwill	1,333	38
Europe, the Middle East and Africa [Member] | Alico Transaction [Member]
Goodwill [Line Items]
Acquisitions		$ 1,300